CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Income (loss) for the year	$ 62,117,601	$ (7,393,384)	$ (2,683,482)
Items not affecting operating activities:
Interest income received	(210,667)	(254,261)	(5,590)
Unrealized foreign exchange effect on cash and cash equivalents	(3,696,537)	(173,740)	(71,562)
Items not affecting cash:
Change in fair value of fair value throught profit or loss assets	1,831,833	(84,892)	559,873
Interest and finance charges, net of settlement gains (losses)	(274,251)	(286,867)	(131,148)
Share - based payments	1,820,724	1,415,639	970,796
Deferred income tax recovery	(3,683,267)	(2,489,902)	(1,439,332)
Depreciation	11,736	39,344	136,200
Depletion	1,732,270	2,282,276	2,163,221
Impairment of royalty interest	7,256,340
Writedown of goodwill	1,879,356	2,709,239	1,518,328
Realized (gain) loss on sale of investments	217,462	(83,345)	287,204
Gain on acquisition and sale of exploration and evaluation assets, net of derecognition of equipment	(397,254)	(1,335,003)	(6,845,722)
Gains (losses) in an associated company, net of dilution gains (losses) and loss on derecognition	(80,310,549)	491,005	312,934
Shares received from operating partners included in exploration recoveries		(810,521)	(134,738)
Unrealized foreign exchange (gain) loss	(332,295)	597	(67,249)
Cash flows from (used in) operations before changes in working capital	(12,037,498)	(5,973,815)	(5,430,267)
Changes in non-cash working capital items	6,081,650	2,532,391	114,724
Total cash used in operating activities	(5,955,848)	(3,441,424)	(5,315,543)
Cash flows from investing activities
Acquisition and sale of exploration and evaluation assets, net of option payments received	229,065	161,048	3,005,280
Distributions from investments, net	84,246,645
Proceeds from credit facility and loan repayments received	48,809,393
Repayment of credit facility and loan distributions	(48,027,130)
Interest received on cash and cash equivalents	210,667	86,543	5,590
Notes receivable		(1,405,277)	(542,622)
Proceeds from sale of fair value through profit and loss investments,	1,084,980	139,365	130,737
Proceeds on available for sale financial instruments			17,375
Purchase of investments in associated companies	(1,781,642)	(2,059,631)
Restricted cash	152,909	(412,262)	(89,402)
Purchase and sale of property and equipment, net	(26,997)	(24,784)	(16,999)
Reclamation bonds	72,149	123,679	171,307
Total cash provided by (used in) investing activities	84,970,039	(3,391,319)	2,681,266
Cash flows from financing activities
Proceeds from Sprott facility	6,298,166
Repayment of Sprott credit facility	(6,553,274)
Proceeds received from private placement, net of share issue costs		6,907,228
Proceeds from exercise of options	186,100	85,700	127,800
Total cash provided by (used in) financing activities	(69,008)	6,992,928	127,800
Effect of exchange rate changes on cash and cash equivalents	3,696,537	173,740	71,562
Change in cash and cash equivalents	82,641,720	333,925	(2,434,915)
Cash and cash equivalents, beginning	3,533,611	3,199,686	5,634,601
Cash and cash equivalents, ending	$ 86,175,331	$ 3,533,611	$ 3,199,686